Schedule of financial liabilities by type (Details) - Liquidity risk [member] - INR (₨) ₨ in Thousands		Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Carrying Amount		₨ 3,880,989	₨ 5,197,247
Contractual Cash Flows	[1]	3,983,155	5,391,217
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		3,651,938	5,099,279
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		331,217	263,299
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			28,639
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		33,393	23,875
Contractual Cash Flows	[1]	40,172	29,287
Vehicle Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		12,385	6,894
Vehicle Loan [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		27,787	22,393
Vehicle Loan [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		215,742	251,228
Contractual Cash Flows	[1]	284,724	349,377
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		77,715	79,832
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		207,009	240,906
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			28,639
Trade and Other Payables [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		2,608,087	2,176,353
Contractual Cash Flows	[1]	2,608,087	2,176,353
Trade and Other Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		2,608,087	2,176,353
Trade and Other Payables [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Trade and Other Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Invoice Discounting [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		405,901	1,089,699
Contractual Cash Flows	[1]	405,901	1,089,699
Invoice Discounting [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		405,901	1,089,699
Invoice Discounting [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Invoice Discounting [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Non Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		198,897	417,178
Contractual Cash Flows	[1]	225,302	417,178
Non Convertible Debenture [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		128,881	417,178
Non Convertible Debenture [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		96,421
Non Convertible Debenture [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Unsecured Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount			821,900
Contractual Cash Flows	[1]		912,309
Unsecured Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			912,309
Unsecured Loan [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Unsecured Loan [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other Current Liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		418,969	417,014
Contractual Cash Flows	[1]	418,969	417,014
Other Current Liabilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		418,969	417,014
Other Current Liabilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows

[1]	Represents Undiscounted cash flows of interest and principal